Related Party Transactions - Founder Shares (Details)			2 Months Ended	3 Months Ended	9 Months Ended
	Dec. 17, 2020 shares	Oct. 13, 2020 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2021 $ / shares shares	Dec. 22, 2020 shares	Sep. 30, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares
Related Party Transaction [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.00001	$ 0.00001	$ 0.00001			$ 0.00001
Common Stock, Shares, Outstanding			9,888,776	9,888,776	10,059,361			9,833,563
Seven Oaks Acquisition Corp
Related Party Transaction [Line Items]
Issuance of Class B common stock to Sponsors | $				$ 25,000
Seven Oaks Acquisition Corp | Over-allotment option
Related Party Transaction [Line Items]
Shares subject to forfeiture						843,750
Seven Oaks Acquisition Corp | Class B Common Stock
Related Party Transaction [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common Stock, Shares, Outstanding	6,468,750		6,468,750	6,468,750	6,468,750		6,468,750
Seven Oaks Acquisition Corp | Sponsor
Related Party Transaction [Line Items]
Aggregate number of shares issued		4,715,000
Shares subject to forfeiture	843,750
Seven Oaks Acquisition Corp | Founder Shares
Related Party Transaction [Line Items]
Aggregate number of shares issued		5,750,000
Seven Oaks Acquisition Corp | Founder Shares | Initial Public Offering
Related Party Transaction [Line Items]
Issuance of Class B common stock to Sponsors | $				$ 25,000
Seven Oaks Acquisition Corp | Founder Shares | Sponsor
Related Party Transaction [Line Items]
Common Stock, Shares, Outstanding	6,468,750
Shares no longer subject to forfeiture						843,750
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders	20.00%
Restrictions on transfer period of time after business combination completion			1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares			$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination			30 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination			20 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences			150 days
Seven Oaks Acquisition Corp | Founder Shares | Sponsor | Initial Public Offering
Related Party Transaction [Line Items]
Aggregate number of shares issued		4,715,000
Seven Oaks Acquisition Corp | Founder Shares | Sponsor | Class B Common Stock
Related Party Transaction [Line Items]
Aggregate number of shares issued		1,035,000
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001
Issuance of Class B common stock to Sponsors | $		$ 25,000
Seven Oaks Acquisition Corp | Founder Shares | Jones & Associates
Related Party Transaction [Line Items]
Aggregate number of shares issued		1,035,000
Seven Oaks Acquisition Corp | Founder Shares | Sponsor and Jones & Associates
Related Party Transaction [Line Items]
Issuance of Class B common stock to Sponsors | $		$ 25,000
Aggregate number of shares owned		5,750,000
Common Stock, Shares, Outstanding	6,468,750
Shares subject to forfeiture	843,750
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders	20.00%
Restrictions on transfer period of time after business combination completion					1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares					$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination					20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination					30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences					150 days
Seven Oaks Acquisition Corp | Founder Shares | Sponsor and Jones & Associates | Over-allotment option
Related Party Transaction [Line Items]
Shares no longer subject to forfeiture						843,750
Seven Oaks Acquisition Corp | Founder Shares | Sponsor and Jones & Associates | Class B Common Stock
Related Party Transaction [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001
Stock split	1
Common Stock, Shares, Outstanding	6,468,750